Note 9 - Leases - Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Operating leases, one year	$ 87,112
Operating leases, two years	74,269
Operating leases, three years	59,617
Operating leases, four years	46,302
Operating leases, five years	33,393
Operating leases, thereafter	60,239
Operating leases	360,932
Present value of operating lease liabilities	330,603	$ 299,090
Difference between undiscounted cash flows and discounted cash flows, operating lease	30,329
Finance leases, one year	1,115
Finance leases, two years	855
Finance leases, three years	470
Finance leases, four years	9
Finance leases, five years
Finance leases, thereafter
Finance leases	2,449
Present value of finance lease liabilities	2,429	$ 853
Difference between undiscounted cash flows and discounted cash flows, finance lease	$ 20